Short-term borrowings and long-term debt (Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Including Current Maturities, Total	¥ 14,202,045	¥ 13,595,019
Less - Current portion due within one year	(4,290,449)	(3,822,954)
Long-term debt	9,911,596	9,772,065
Unsecured Debt | Bank Loan Obligations
Debt Instrument [Line Items]
Long-term debt	3,318,865	3,403,347
Secured Debt | Finance Receivables Securitization
Debt Instrument [Line Items]
Long-term debt	2,080,362	1,909,830
Medium-term Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt	6,923,511	6,409,141
Unsecured Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt	1,430,022	1,467,199
Unsecured Notes | Parent Company
Debt Instrument [Line Items]
Long-term debt	370,000	350,000
Secured Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt	57,036	34,000
Capital Lease Obligations
Debt Instrument [Line Items]
Long-term capital lease obligations	¥ 22,249	¥ 21,502